Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Related Party Transactions [Abstract]
Schedule of Amount Charged by Related Parties

The amount charged by related parties are as follows:

	Nine Months Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Accounting fees	$537	$15,256
Secretary fees	$163	$2,712
Payroll charges	$3,715	$4.506
Management fees	$-	$1,558
Trainer fees - See Kok Chong	$3,605	$52,228
Director fees - See Kok Chong	$15,573	$34,530
Office rental	$43,241	$53,999
Professional fees	$7,521	$15,741
	$74,355	$180,530

The amount charged by related parties are as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Accounting fees	$15,256	$14,723
Secretary fees	$2,712	$1,344
Payroll charges	$4,506	$2,147
Management fees	$1,558	$51,924
Trainer fees - See Kok Chong	$52,228	$37,109
Director fees - See Kok Chong	$34,530	$28,954
Office rental	$53,999	$-
Professional fees	$15,741	$46,850
Licence fees	$-	$2,200
Listing expenses	$-	$(30,000)
	$180,530	$155,251

Schedule of Due From Related Parties

The amount due from related parties are as follows:

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Masteryasia (M) Sdn Bhd	$-	$209,859
Quest Consulting Ltd	$10,711	$9,715
Castlefield Realty International Holdings Sdn Bhd	$59,599	$66,348
Bluesky Oasis Sdn Bhd	$-	$1,224
Quest Management Consulting (Shanghai) Co Ltd	$350	$351
Castlefield Realty International Sdn Bhd	$117	$118
Ilham Trading International Sdn Bhd	$-	$215
BetterBlue Sdn Bhd	$392	$-
Speedprop Global Sdn Bhd	$2,522	$-
Others	$227	$226
	$73,918	$288,056

The amount due from related parties are as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Masteryasia (M) Sdn Bhd	$209,859	$295,697
Quest Consulting Ltd	$9,715	$21,991
Castlefield Realty International Holdings Sdn Bhd	$66,348	$64,696
Bluesky Oasis Sdn Bhd	$1,224	$-
Quest Management Consulting (Shanghai) Co Ltd	$351	$-
Castlefield Realty International Sdn Bhd	$118	$-
Ilham Trading International Sdn Bhd	$215	$-
Others	$226	$-
	$288,056	$382,384

Schedule of Due to Related Parties

The amount due to related parties are as follows:

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
LifeChamp Sdn Bhd	$508	$57
Masteryasia (M) Sdn Bhd	$42,747	$994
Quest Services Sdn Bhd	$626	$427
Quest Learning Sdn Bhd	$20,931	$2,665
QSC Asia Sdn Bhd		1,932
Castlefield Global Sdn Bhd	$139	$-
Speedprop Global Sdn Bhd	$3,940	$-
Inpromastery Sdn Bhd	$40	$-
	$68,931	$6,075

The amount due to related parties are as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Audited)
LifeChamp Sdn Bhd	$57	$-
Masteryasia (M) Sdn Bhd	$994	$-
Quest Services Sdn Bhd	$427	$322
Quest Learning Sdn Bhd	$2,665	$300
QSC Asia Sdn Bhd	$1,932	$-
	$6,075	$622